Intangible Assets - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Acquisition cost	₩ 201,461
Remaining useful life of Frequency usage rights	3 years
Carrying amount of the 28 gegahertz frequency usage [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₩ 190,929
KT Skylife Co Ltd [member] | Intangible assets with indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₩ 0
Individual assets or cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		₩ 38,519
Discount rate		7.30%